WARRANTS	12 Months Ended
Dec. 31, 2022
Warrants
WARRANTS

NOTE 10 – WARRANTS

1.	On February 1, 2022, the Company entered into a letter agreement (the “Letter Agreement”) with a consultant according to which the consultant will provide the Company with public relations, branding and other services as detailed in the Letter Agreement. As consideration for the services, the Company will issue the consultant, a warrant to purchase up to an aggregate of 11,058 shares of Common Stock, at an exercise price of $0.35 per share (the “February 2022 Warrant”). The February 2022 Warrant will be issuable in five equal installments, 2,212 warrant shares upon the later of the signing of the Letter Agreement or the approval of the Letter Agreement by the Board, and four additional quarterly installments ending in February 2023.

The fair value of the February 2022 Warrant was determined based on the Company’s share price as of the date of the Letter Agreement using the Black-Scholes pricing model, assuming a risk-free rate of 1.35%, a volatility factor of 52.14%, dividend yields of 0% and an expected life of 0.75 years and was calculated at $332,859.

On July 28, 2022, the Company and the consultant entered into an amendment to the Letter Agreement according to which the consultant shall be entitled to 4,423 February 2022 Warrants already vested and issued under the Letter Agreement and no further February 2022 Warrant shall be issued or issuable. The consultant shall be entitled to a per hour fee with a minimum aggregate compensation amounting to $30,600 for the six month period commencing on August 1, 2022.

During the year ended December 31, 2022, the Company recorded $138,692 as share based compensation expenses in respect of the February 2022 Warrant.

2.	On April 1, 2022, the Company entered into April IR Agreement with a consultant for a period of 90 days (see note 8(10) above). According to the April IR Agreement, the Company will issue the April Warrant to purchase 8,574 shares of Common Stock, of which (a) 2,858 warrants shall vest after 12 months with an exercise price of $56, (b) 2,858 warrants shall vest upon the laps of 18 months with an exercise price of $66.50, and (c) 2,858 warrants shall vest after 24 months with an exercise price of $77. The fair value of the April Warrant was determined based on the Company’s share price as of the date of the April IR Agreement using the Black-Scholes pricing model, assuming a risk-free rate between 1.72% to 2.44%, a volatility factor between 52.14% to 63.36%, dividend yields of 0% and an expected life between 1 to 2 years and was calculated at $40,350.

On June 26, 2022, the Company entered into April IR Amendment (see note 8(10) above), according to which the Company shall engage the consultant for additional period of 90 days commencing on July 1, 2022. According to the April IR Amendment, the Company will issue warrants to purchase 5,716 shares of Common Stock, of which (a) 2,858 warrants shall vest after 6 months with an exercise price of $31.50, (b) 2,858 warrants shall vest after 12 months with an exercise price of $42. The fair value of the warrants was determined based on the Company’s share price as of the April IR Amendment Date using the Black-Scholes pricing model, assuming a risk-free rate between 2.52% to 2.79%, a volatility factor between 52.12% to 56.48%, dividend yields of 0% and an expected life between 0.5 to 1 years and was calculated at $7,009.

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)